May 28, 2010

VIA ELECTRIC FILING

Securities and Exchange Commission
100 F Street, NE
Judiciary Plaza
Washington, DC 20549

Attention:  Division of Investment Management

Re: BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc.
Post Effective Amendment No. 25 to the Registration Statement on Form N-1A Securities Act File No. 33-53887
Investment Company Act File No. 811-7177

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), BlackRock Mid Cap Value Opportunities
Fund of BlackRock Mid Cap Value Opportunities Series, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Fund's Registration Statement on Form N-1A; and

(2)     the text of Post-Effective Amendment No. 25 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on May 26, 2010.

Very truly yours,

BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc.

/s/ Denis R. Molleur
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Denis R. Molleur
Assistant Secretary of the Fund